                           ACTIVE ASSETS MONEY TRUST
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Active Assets Money Trust
     File No. 811-3159

Dear Sir or Madam:

     We hereby incorporate by reference the Annual Report in its entirety which was filed in the Prospectus contained in the Registrant's most recent Registration Statement that was filed electronically via EDGAR on August 28, 2002. The Prospectus contains the audited financial statements of Active Assets Money Trust for the fiscal year ended June 30, 2002. The Annual Report is hereby incorporated by reference.

                                                           Very truly yours,
                                                       /s/ A. Thomas Smith
                                                           ---------------
                                                           A. Thomas Smith
                                                           Vice President


TS:ac